INVESTMENT UNDER EQUITY METHOD	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENT UNDER EQUITY METHOD

7.	INVESTMENT UNDER EQUITY METHOD

On May 20, 2025, the Company acquired a 20% equity interest in Golden Harvest Trust Limited (“Golden Harvest”), a Hong Kong based company with principal activities of fund management for total cash consideration of HKD6,500,000. The Company has significant influence over Golden Harvest through its ownership interest and participation in certain strategic and operating decisions, and accordingly accounts for this investment using the equity method.

For the year ended December 31, 2025, the Company recognized a loss of HKD43,120, representing its proportionate share of Golden Harvest’s net loss. Considering the loss making fact of Golden Harvest, the Company assessed that there is a decline in value other than temporary and determined the fair value of the investment using discounted cash flow analysis as of December 31, 2025. The fair value of the investment is assessed to be HKD2,557,000, and the Company recorded a impairment charge of HKD3,900,000.

	As of December 31,
	2024	2025	2025
	HKD’000	HKD’000	US$’000

Share of net assets	-	362	47
Goodwill on acquisition	-	6,095	783
Less: Impairment	-	(3,900)	(501)
	-	2,557	329

The following table illustrates the summarised financial information in respect of Golden Harvest adjusted for any differences in accounting policies and reconciled to the carrying amount in the consolidated financial statements:-

	As of December 31,
	2024	2025	2025
	HKD’000	HKD’000	US$’000

Current assets	-	18,336	2,356
Non-current assets	-	84	11
Current liabilities	-	(16,608)	(2,134)

Total comprehensive loss	-	(344)	(44)

Reconciliation of the above summarised financial information to the carrying amount of the interest in the associate recognised in these consolidated financial statements:-

	As of December 31,
	2024	2025	2025
	HKD’000	HKD’000	US$’000

Net assets of Golden Harvest	-	1,812	233
Company’s interest in Golden Harvest	-	20%	20%
Share of net assets of Golden Harvest	-	362	47
Goodwill, net of impairment	-	2,195	282
Carrying amount of the Company’s interest in Golden Harvest	-	2,557	329

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS